Share based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Number of options:
Outstanding number of shares at beginning	3,496,000	3,496,000	4,291,000	4,291,000		2,795,000
Granted	2,665,000	2,665,000	1,660,000	1,660,000		2,635,000
Exercised	(1,090,000)	(1,090,000)	(2,008,000)	(2,008,000)
Forfeited	(545,000)	(545,000)	(447,000)	(447,000)		(1,139,000)
Outstanding number of shares at ending	4,526,000	4,526,000	3,496,000	3,496,000		4,291,000	2,795,000
Options, vested and exercisable	557,000		619,000		1,321,000			557,000	619,000	1,321,000
Weighted Average Exercise Price:
Weighted average exercise price at beginning | $ / shares	$ 0.1		$ 0.1		$ 0.1
Granted | $ / shares	0.1		0.1		0.1
Exercised | $ / shares	0.1		0.1
Forfeited | $ / shares	0.1		0.1		0.1
Weighted average exercise price at ending | $ / shares	0.1		0.1		0.1		$ 0.1
Weighted average exercise price, vested and exercisable | $ / shares	$ 0.1		$ 0.1		$ 0.1
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value:
Weighted average contractual term outstanding	8 years 7 months 6 days	8 years 7 months 6 days	8 years 6 months 18 days	8 years 6 months 18 days		8 years 2 months 1 day	1 year 5 months 4 days
Weighted average contractual term, vested and exercisable	7 years 5 months 8 days	7 years 5 months 8 days	7 years 2 months 23 days	7 years 2 months 23 days		6 years 4 months 6 days
Aggregate intrinsic value outstanding | $	$ 66,255		$ 55,188		$ 43,312		$ 7,710
Aggregate intrinsic value exercised | $	15,148		31,456
Aggregate intrinsic value, vested and exercisable | $	$ 8,156		$ 9,772		$ 13,333
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Weighted average grant date fair value of options granted | $ / shares	$ 13.38		$ 13.07		$ 5.39
Options granted	2,665,000	2,665,000	1,660,000	1,660,000		2,635,000
Grant date fair value of options vested | ¥		¥ 58,700		¥ 55,858		¥ 1,596
Number of shares available for future grant	512,588							512,588
Total unrecognized compensation expenses | ¥								¥ 216,971	¥ 102,426	¥ 78,666
Unrecognized compensation cost expected to be recognized over a weighted average period	2 years 8 months 23 days	2 years 8 months 23 days	3 years 1 month 20 days	3 years 1 month 20 days		3 years 5 months 8 days